19. RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related-party Balances And Transactions
RELATED-PARTY BALANCES AND TRANSACTIONS

19.a) Transactions with holding companies

Vicunha Siderurgia S.A. is the Company’s main shareholder, with 49,24% of the voting shares.

The Company’s control Vicunha Aços S.A. and Rio Iaco Participações S.A, the latter holding 4,22% of interest in the voting capital of the Company.

The corporate structure of Vicunha Aços S.A is as follows:

Vicunha Steel S.A. – holds 67.93% of Vicunha Aços S.A.

CFL Participações S.A. – holds 12.82% of Vicunha Aços S.A. and 40% of Vicunha Steel S.A.

Rio Purus Participações S.A. – holds 19.25% of Vicunha Aços S.A. and 60% of Vicunha Steel S.A.

•	Liabilities

Companies	Proposed
Dividends
Vicunha Aços	439,913
Rio Iaco Participações S.A.	37,640
Total at 12/31/2018	477,553
Total at 12/31/2017	-

19.b) Transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties

•	By transaction

						Consolidated
	Current		Non-current		Total
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017

Assets
Trade receivables(note 6)	93,317	115,388			93,317	115,388
Dividends receivable (Note 8)	46,171	41,528			46,171	41,528
Actuarial asset (note 8)			99,894	111,281	99,894	111,281
Financial investments/ investments	92,332	53			92,332	53
Loans (note 8)	2,675	2,441	706,605	554,694	709,280	557,135
Other receivables (note 8)	3,649	3,577	218,840	30,770	222,489	34,347
	238,144	162,987	1,025,339	696,745	1,263,483	859,732
Liabilities
Other payables (Note 14)
Accounts payable	29,286	799	96,629		125,915	799
Provision for consumption and services	6,213	2,298			6,213	2,298
Trade payables	135,801	134,974			135,801	134,974
Actuarial liabilities			7,982	41,937	7,982	41,937
	171,300	138,071	104,611	41,937	275,911	180,008

By Transaction - Statement of Income

	12/31/2018	12/31/2017	12/31/2016
P&L
Revenues
Sales	1,278,751	880,145	878,992
Interest (note 25)	64,888	61,549	60,964
Expenses
Purchases	(1,418,282)	(1,176,930)	(1,099,851)
Interest (note 25)	(16,092)		(3,185)
Foreing exchange and monetary variations, net	13,611		(18,398)
	(77,124)	(235,236)	(181,478)

•	By company - Assets and Liabilities

	Assets			Liabilities
	Current	Non-current	Total	Current	Non-current	Total

Joint-venture and Joint-operation
Itá Energética S.A.				2,550		2,550
MRS Logística S.A.	46,243		46,243	101,264	96,629.00	197,893
CBSI - Companhia Brasileira de Serviços e Infraestrutura	3		3	37,362		37,362
Transnordestina Logística S.A (1)	1,611	925,445	927,056	13,652		13,652
	47,857	925,445	973,302	154,828	96,629	251,457
Other related parties
CBS Previdência		99,894	99,894		7,982	7,982
Banco Fibra (2)	92,334		92,334
Usiminas
Panatlântica (3)	53,027		53,027	15,643		15,643
Ibis Participações e Serviços
Other related parties	2,092		2,092	829		829
	147,453	99,894	247,347	16,472	7,982	24,454
Associates
Arvedi Metalfer do Brasil S.A.	42,834		42,834
Total at 12/31/2018	238,144	1,025,339	1,263,483	171,300	104,611	275,911
Total at 12/31/2017	162,987	696,745	859,732	138,071	41,937	180,008

•	By company - Statement of income

	Sales	Purchases	Finance income(expenses), net	Exchange rate variations, net	Total

Joint ventures and Joint Operation
MRS Logística S,A,		(1,111,695)	(16,092)		(1,127,787)
CBSI - Companhia Brasileira de Serviços e Infraestrutura	47	(180,332)			(180,285)
Transnordestina Logística S.A. (1)	367	(15,667)	50,003		34,703
	414	(1,307,694)	33,911		(1,273,369)
Other related parties
Banco Fibra (2)			14,651	13,611	28,262
Usiminas		(382)			(382)
Panatlântica (3)	1,174,984	(94,515)			1,080,469
Ibis Participações e Serviços		(4,501)			(4,501)
Other related parties	2,745	(11,190)			(8,445)
	1,177,729	(110,588)	14,651	13,611	1,095,403
Associates
Arvedi Metalfer do Brasil S,A,	100,608		234		100,842

Discontinued Operation
Cia Metalic Nordeste
Total	1,278,751	(1,418,282)	48,796	13,611	(77,124)

				12/31/2017
	Sales	Purchases	Finance income(expenses), net	Total

Joint ventures and Joint Operation
Itá Energética S.A		(32,275)		(32,275)
MRS Logística S.A.		(934,279)		(934,279)
CBSI - Companhia Brasileira de Serviços e Infraestrutura	55	(150,758)		(150,703)
Transnordestina Logística S.A. (1)	2,549	(7,916)	53,261	47,894
	2,604	(1,125,228)	53,261	(1,069,363)
Other related parties
Fundação CSN	13	(1,118)		(1,105)
Banco Fibra (2)			6,290	6,290
Usiminas		(427)		(427)
Panatlântica (3)	872,047	(43,949)		828,098
Ibis Participações e Serviços		(5,915)		(5,915)
Other related parties	2,821	(293)		2,528
	874,881	(51,702)	6,290	829,469
Associates
Arvedi Metalfer do Brasil S,A,	2,660		1,998	4,658

Discontinued Operation
Cia Metalic Nordeste
Total	880,145	(1,176,930)	61,549	(235,236)

(1)	Transnordestina Logística S.A: Assets: Refers mainly to contracts in R$: interest equivalent to 125.0% and 130.0% of CDI. On December 31, 2018, the borrowings carrying amounts totaled to R$706,605 (R$507,009 as of December 31, 2017).

(2)	Banco Fibra S.A: Assets: Refers mainly to Eurobond with Fibra Bank and maturity in february 2028.

(3)	Panatlântica:Receivables from the sale of steel products.

19.c) Other unconsolidated related parties

•	CBS Previdência

The Company is its main sponsor, being a non-profit civil society established in July 1960, primarily engaged in the payment of benefits that supplement the official government Social Security benefits to participants. In its capacity as sponsor, CSN carries out transactions involving the payment of contributions and recognition of actuarial liabilities calculated in defined benefit plans.

•	Fundação CSN

Nowadays, the Company develops socially responsible policies concentrated in Fundação CSN, of which it is the founder. The transactions between the parties are related to the operational and financial support for Fundação CSN to conduct the social projects, developed mainly in the localities where the Company operates.

•	Banco Fibra

Banco Fibra is under the control structure of Vicunha Aços S.A., direct controller of the Company and the financial transactions carried out with this bank are limited to movements in checking accounts and financial investments in fixed-income securities.

•	Taquari Asset

Belonging to the Vicunha Group, Taquari Asset is the group company responsible for managing third-party funds, funds and / or portfolios.

•	Companies under the control of a member of the Company’s management

•	Ibis Participações e Serviços Ltda.
•	Ibis Agrária Ltda
•	Partifib Projetos Imobiliários Ltda.
•	Vicunha Imóveis Ltda.
•	Vicunha Serviços Ltda.

19.d) Key management personnel

The key management personnel with authority and responsibility for planning, directing and controlling the Company’s activities, include the members of the Board of Directors and statutory directors. The following is information on the compensation of such personnel and the related balances as of December 31, 2018.

	12/31/2018	12/31/2017	12/31/2016
	P&L
Short-term benefits for employees and officers	32,848	39,721	71,852
Post-employment benefits	105	110	306
	32,953	39,831	72,158